UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number  811-22669

AmericaFirst Quantitative Funds

 (Exact name of registrant as specified in charter)

300 Harding Blvd., Suite 215, Roseville, CA 95678

 (Address of principal executive offices)             (Zip code)

Mutual Shareholder Services

8000 Town Centre Dr. Suite 400

Broadview Hts., OH  44147

(Name and address of agent for service)

Registrant's telephone number, including area code:  916-757-6862

Date of fiscal year end:   June 30

Date of reporting period:  March 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Schedule of Investments.

	AmericaFirst Defensive Growth Fund
	Schedule of Investments
	March 31, 2018 (Unaudited)

Shares		Value

COMMON STOCK - 93.00%

Aircraft 'Schedule - 3.84%
889	Boeing Company	$ 291,485
11,999	Embrarer S.A.	311,974
		603,459
Aircraft Parts - 2.03%
4,475	KLX, Inc. A *	317,994

Aircraft Part & Auxiliary Equipment, Nec - 1.88%
3,527	Spirit Aerosystems Holdings, Inc.	295,210

Apparel & Other Finished Productsof Fabrics& Similar Material - 6.12%
2,746	Carter's, Inc.	285,859
3,827	Lululemon Athletica, Inc. *	341,062
8,882	SPDR S&P Global Infrastructure *	334,674
		961,595
Beverages - 2.01%
5,915	Brown-Forman Corporation *	315,447

Biological Products (No Diagnostic Substances) - 1.91%
15,283	Halozyme Therapeutics, Inc. A *	299,394

Converted Paper & Paperboard Products - 1.96%
2,794	Kimberly-Clark Corporation	307,703

Electric & Other Services Combined - 2.12%
6,335	Westar Energy, Inc.	333,158

Electric Services - 6.24%
329,026	American Electric Power Company, Inc. A	329,026
322,131	Entergy Corporation	322,131
328,503	Nrg Energy, Inc.	328,503
		979,660
Electromedical & Electrotherapeutic Apparatus - 1.98%
2,540	Varian Medical Systems, Inc. *	311,531

Food & Kindred Products - 3.74%
12,000	B&G Foods, Inc.	284,400
8,233	Conagra Brands, Inc.	303,633
		588,033
Footwear - 1.88%
7,604	Sketchers U.S.A., Inc. *	295,720

Guided Missiles & Space Vehicles & Parts - 2.00%
2,363	Orbital Atk, Inc.	313,357

Hospital & Medical Service Plans - 3.82%
1,808	Cigna Corporation	303,274
1,387	UnitedHealth Group Incorporated	296,818
		600,092
Laboratory Analytical Instruments - 3.90%
1,280	Illumina, Inc. *	302,618
10,372	Bruker Corporation A	310,330
		612,948
Men's & Boy's Furnishings, Work Cothing & Allied Garments - 4.16%
2,986	Ralph Lauren Corporation	333,835
4,311	V.F. Corporation	319,531
		653,366
Miscellaneous Electrical Machinary, Equipment & Supplies - 2.10%
20,034	Hrg Group, Inc. *	330,361

Orthopedic, Prosthetic & Surgical Appliances & Supplies - 1.89%
6,436	Halyard Health, Inc. *	296,571

Perfumes, Cosmetics & Other Toilet Peparations - 1.81%
5,827	Edgewell Personal Care Company *	284,474

Pharmaceutical Peparations - 9.71%
2,654	Abbvie, Inc.	251,201
2,040	Allegran Plc.	343,312
2,120	Jazz Pharmaceuticals Plc. *	320,099
6,191	Novo Nordisk A/S	304,907
2,721	United Therapeutics Corporation *	305,731
		1,525,250
Retail-Grocery Stores - 2.06%
13,545	The Kroger Co.	324,267

Retail-Variety Stores - 2.16%
4,626	Five Below, Inc. A *	339,271

Search, Detection, Navigation, Guidance, Aeroneutical System - 2.01%

1,466	Raytheon Company	316,392

Services - Commercial Physical & Biological Research - 3.78%
3,556	PRA Health Sciences, Inc. *	295,006
3,039	Quintiles IMS Holdings, Inc. *	298,156
		593,162
Ship & Boat Building & Repairing - 1.95%
1,384	General Dynamics Corporation	305,725

Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics - 2.04%
5,690	Unilever N.V.	320,859

Surgical & Medical Instruments & Apparatus - 6.11%
3,667	Hill-Rom Holdings, Inc.	319,029
6,198	NuVasive, Inc. *	323,598
3,216	ResMed, Inc.	316,678
		959,305
Telephone Communications - 3.86%
18,646	BT Group Plc. *	301,319
6,376	Verizon Communications, Inc.	304,900
		606,219
Wholesale-Groceries & Related Products - 1.98%
5,185	Sysco Corp.	310,892

X-Ray Apparatus & Tubes & Related Irradiation Apparatus - 1.93%
15,102	Hologic, Inc. *	303,513

TOTAL COMMON STOCK (Cost $14,578,260) - 93.00%		$ 14,604,928

Corporate Bonds - 3.91%
2,647	Icon Plc. *	312,717
7,602	Tivity Health, Inc. Class A *	301,419

TOTAL CORPORATE BONDS (Cost $637,844) - 3.91%		$ 614,136

MONEY MARKET FUND - 1.61%
33,698	Federated Institutional Prime Obligations Fund Pledge Account Institutional Shares	33,695
218,503	Federated Institutional Prime Obligations Fund - Institutional Class 1.70% **	218,481

TOTAL MONEY MARKET FUND (Cost $252,188) - 1.61%		$ 252,176

TOTAL INVESTMENTS (Cost $15,468,292) *** - 98.52%		$ 15,471,240

OTHER ASSETS LESS LIABILITIES - 1.48%		232,162

NET ASSETS - 100.00%	$ 15,703,402

* Represents non-income producing security during the period.
** All or a portion is held as collateral at March 31, 2018. Segregated securities can be used as collateral for future securities sold short transactions.
*** Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $15,468,292 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
Gross Unrealized Appreciation $418,412
Gross Unrealized Depreciation (662,730)
Net Unrealized Depreciation $(244,318)
ADR - American Depositary Receipt
The accompanying notes are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS
AmericaFirst Defensive Growth Fund

1. SECURITY TRANSACTIONS

At March 31, 2018, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $15,468,292 amounted to $244,318, which consisted of aggregate gross unrealized appreciation of $418,412 and aggregate gross unrealized depreciation of $662,730.

2. SECURITY VALUATION

Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. The Funds may invest in portfolios of open-end or closed-end investment companies and exchange traded funds (the “underlying funds”). Open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies and exchange traded funds, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or exchange traded fund purchased by the Funds will not change.

In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at “fair value” as determined in good faith by the Funds’ Board of Trustees, pursuant to the procedures (the “Procedures”) approved by the Board. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the NYSE close (generally 4:00 pm eastern time).

Exchange Traded Funds (“ETF”) – The Funds may invest in exchange traded funds. ETFs are typically a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and typically represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Funds may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. There are risks of owning the underlying securities the ETFs are designed to track, and the lack of liquidity of an ETF may result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Each Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2018 for each Fund’s assets and liabilities measured at fair value:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 14,604,928	$0	$0	$14,604,928
Corporate Bonds	$ 614,136			$ 614,136
Money Market Funds	$ 252,176	$0	$0	252,176
Investments at Market	$ 15,471,240	$0	$0	$15,471,240

TOTAL SECURITIES SOLD SHORT (Proceeds $2,685,545)	$ 2,633,005

	AmericaFirst Defensive Growth Fund
	Schedule of Securities Sold Short
	March 31, 2018 (Unaudited)

Shares		Value

COMMON STOCKS *

Crude Petroleum & Natural Gas
44,180	Halcan Resources Corporation *	$ 215,157
12,775	Parsley Energy, Inc. *	370,347
		585,504
Drilling Oil & Gas Wells
32,290	Transocean Ltd. *	319,671

Oil & Gas Filed Machinery & Equipment
6,350	Dril-Quip, Inc. *	284,480
10,150	Oil States International, Inc. *	265,930
		550,410
Oil, Gas Filed Services, Nbc
45,660	Helix Energy Solutions Group, Inc. *	264,371

Pharmaceutical Preparations
5,110	Tesaro, Inc. *	291,985

Services-Commercial Physical & Biological Research
3,450	Incyte Corporation *	287,488

TOTAL COMMON STOCKS (Proceeds $2,387,226)		2,299,429

REAL ESTATE INVESTMENT TRUST
875	Alexander's, Inc.	333,576

TOTAL REAL ESTATE INVESTMENT TRUST (Proceeds $298,319)		333,576

TOTAL SECURITIES SOLD SHORT (Proceeds $2,685,545)		$ 2,633,005

* Represents non-income producing security.
ADR - American Depositary Receipt
The accompanying notes are an integral part of these financial statements.

	AmericaFirst Large Cap Share Buyback Fund
	Schedule of Investments
	March 31, 2018

Shares		Value

COMMON STOCK - 98.86%

Air Transportation - 4.70%
947	Ryanair Holdings Plc. ADR *	$ 116,340

Aircraft Part & Auxiliary Equipment, Nec - 3.87%
1,145	Spirit AeroSystems Holdings, Inc.	95,837

Electronic Computers - 3.98%
587	Apple, Inc.	98,487

Food & Kindred Products - 4.00%
2,686	Conagra Brands, Inc.	99,060

Hospital & Medical Service Plans - 10.89%
401	Humana, Inc.	107,800
471	Aetna, Inc.	79,599
490	Cigna Corp.	82,193
		269,592
Hotels & Motels - 4.03%
734	Marriott International, Inc.	99,809

Insurance Agents Brokers & Services - 4.22%
744	Aon PLC	104,406

Men's & Boys' Furnishings, Work Clothing, and Allied Garments - 4.03%
1,348	V.F. Corp.	99,914

Operative Builders - 3.56%
2,992	PulteGroup, Inc.	88,234

Railroads, Line-Haul Operating - 12.00%
1,795	CSX Corp.	99,999
695	Union Pacific Corp.	93,429
945	Kansas City Southern	103,808
		297,236

Real Estate Investment Trusts - 4.22%
612	SBA Communications Corp. Class A *	104,603

Retail-Eating Places - 6.38%
473	McDonalds Corp.	73,968
987	Yum! Brands, Inc.	84,023
		157,991
Search, Detection, Navigation, Guidance, Aeronautical Sys - 4.59%
705	Harris Corp.	113,702

Services-Business Services - 4.73%
783	MSCI, Inc.	117,035

Services-Computer Processing & Data Preparations - 4.09%
1,420	Fiserv, Inc.	101,260

Services-General Medical & Surgical Hospitals - 3.83%
979	HCA Holdings, Inc.	94,963

Services-Prepackaged Software - 3.84%
958	Check Point Software Technologies Ltd. *	95,168

Soap, Detergent, Cleaning Preparations, Perfumes & Cosmetics - 3.56%
1,112	Procter & Gamble Co.	88,159

Wholesale-Groceries & Related Products - 8.33%
1,414	Sysco Corp.	84,783
520	Domino's Pizza, Inc.	121,451
		206,234

TOTAL COMMON STOCK (Cost $2,371,867) - 98.86%		$ 2,448,030

MONEY MARKET FUND - 1.46%
36,146	Federated Institutional Prime Obligations Fund - Institutional Class 1.70% **	36,142
TOTAL MONEY MARKET FUND (Cost $36,142) - 1.46%		36,142

TOTAL INVESTMENTS (Cost $2,408,010) *** - 100.31%		$ 2,484,172

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.31%)		(7,795)

NET ASSETS - 100.00%		$ 2,476,377

* Represents non-income producing security during the period.
** Variable rate security; the money market rate shown represents the seven day yield at March 31, 2018.
*** Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $2,408,010 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
Gross Unrealized Appreciation $137,100
Gross Unrealized Depreciation ($60,937)
Net Unrealized Appreciation $76,163
The accompanying notes are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS
AmericaFirst Large Cap Share Buyback Fund

1. SECURITY TRANSACTIONS

At March 31, 2018, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $2,408,010 amounted to $76,163, which consisted of aggregate gross unrealized appreciation of $137,100 and aggregate gross unrealized depreciation of $60,937.

2. SECURITY VALUATION

Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. The Funds may invest in portfolios of open-end or closed-end investment companies and exchange traded funds (the “underlying funds”). Open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies and exchange traded funds, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or exchange traded fund purchased by the Funds will not change.

In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at “fair value” as determined in good faith by the Funds’ Board of Trustees, pursuant to the procedures (the “Procedures”) approved by the Board. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the NYSE close (generally 4:00 pm eastern time).

Exchange Traded Funds (“ETF”) – The Funds may invest in exchange traded funds. ETFs are typically a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and typically represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Funds may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. There are risks of owning the underlying securities the ETFs are designed to track, and the lack of liquidity of an ETF may result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Each Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2018 for each Fund’s assets and liabilities measured at fair value:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 2,448,030	$0	$0	$2,448,030
Money Market Funds	$ 36,142	$0	$0	36,142
Investments at Market	$ 2,484,172	$0	$0	$2,484,172

	AmericaFirst Quantitative Strategies Fund
	Schedule of Investments
	March 31, 2018

Shares/Par		Value

COMMON STOCK - 92.54%

Accident & Health Insurance - 0.80%
1,821	Aflac Incorporated	79,687

Air Transportation - 2.75%
686	Allegiant Travel Co	$ 118,369
80,929	American Airlines Group, Inc. *	80,929
1,289	Southwest Airlines Co	73,834
		273,132
Aircraft Part & Auxiliary Equipment, Nec - 0.79%
582	Rockwell Collins, Inc.	78,483

Apparel & Other Finished Productsof Fabrics& Similar Material - 1.39%
1,329	Carter's, Inc.	138,349

Beverages- 0.73%
666	PepsiCo, Inc.	72,694

Biological Products - 0.64%
232	Biogen, Inc. *	63,526

Bottled & Canned Soft Drinks Carbonated Waters - 0.81%
1,923	Coca-Cola European Partners Plc.	80,112

Canned, Frozen & Preserved Fruit, Veg & Food Specialties - 0.64%
1,016	Kraft Heinz Co	63,287

Canned Fruits, Veg & Preserves, Jams & Jellies - 0.77%
612	J.M. Smucker Company	75,894

Cigarettes - 1.76%
174	Altria Group, Inc.	73,163
507	British American Tobacco Industries P.L.C. *	29,249
722	Phillip Morris International, Inc.	71,767
		174,179

Cogeneration Services & Small Power Producers - 0.79%
6,915	The AES Corporation	78,623

Commercial Banks, NEC - 1.77%
1,381	Banco Bilbao Vizcaya Argentaria, S.A. *	69007
8,735	Royal Bank of Canada	106,737
		175,744
Commercial Printing - 1.00%
640	Cimpress N.V. *	99,008

Computer & Office Equipment - 0.48%
2,176	HP, Inc.	47,698

Computer Communication Equipment- 0.50%
1,156	Cisco Systems, Inc.	49,581

Crude Petroleum & Natural Gas - 0.80%
1,382	Total SA	79,728

Electric & Other Services Combined - 3.75%
673	Duke Energy Corporation	52,137
3,421	Exelon Corporation	133,453
2,639	Public Service Enterprise Group	132,584
1,183	Xcel Energy, Inc.	53,803
		371,977
Electric Services - 2.98%
779	American Electric Power Company, Inc.	53,432
1,278	Edison International	81,358
989	Entergy Corporation	77,913
2,431	FirstEnergy Corp.	82,678
		295,381
Electronic Computers - 0.49%
291	Apple, Inc.	48,824

Finance Lessors - 0.73%
2,669	Ally Financial, Inc.	72,463

Finance Services - 1.53%
1,622	American Express Co	151,300

Fire, Marine & Casualty Insurance - 1.86%
1,135	Allstate Corp.	107,598
93	White Mountains Insurance Group	76,494
		184,092
Food & Kindred Products - 2.23%

1,700	Campbell Soup Co	73,627
2,014	Conagra Brands, Inc.	74,276
1,753	Mondelez International, Inc.	73,153
		221,056
Footwear, (No Rubber) - 0.73%
1,650	Steven Madden, Ltd.	72,435

Glass Containers - 0.74%
3,381	Owens-Illinois, Inc.	73,232

Grain Mill Products - 0.61%
1,332	General Mills, Inc.	60,020

Guided Missiles & Space Vehicles & Parts - 1.61%
236	Lockheed Martin Corporation	79,751
601	Orbital Atk,	79,699
		159,450
Hospital & Medical Service Plans - 5.49%
846	Aetna, Inc.	142,974
683	Anthem, Inc.	150,055
284	Cigna Corporation	174,785
1,042	Humana, Inc.	76,348
		544,162
Hotels & Motels - 0.72%
3,626	Xenia Hotels & Resorts, Inc	71,505

Household Appliances - 0.69%
449	Whirlpool Corporation	68,746

In Vitro & In Vivo Diagnostics Substances - 0.81%
418	IDEXX Laboratories, Inc. *	80,001

Industrial Inorganic Chemicals - 0.63%
2,760	Kronos Worldwide, Inc.	62,376

Industrial Organic Chemicals - 0.29%
275	LyondellBasell Industries	29,062

Investment Advice - 2.92%
2,979	Alliance Bernstein Holding L.P.	79,986
476	Ameriprise Financial, Inc.	70,420
2,278	Apollo Global Management, Llc.	67,474
2,257	The Blackstone Group L.P.	72,111
		289,991

Life Insurance - 2.79%
40,941	Aegon N.V. *	277,171

Metal Cans - 0.75%
2,670	Silgan Holdings, Inc.	74,360

Miscellaneous Electrical Machinery, Equipment & Supplies - 0.68%
646	Spectrum Brands Holdings, Inc.	66,990

Motor Vehicle Parts & Accessories - 1.01%
1,261	Icahn Enterprises L.P.	71,928
269	LCI Industries	28,016
		99,944
Motor Vehicles & PassangerCar Bodies - 1.74%
6,204	Ford Motor Co.	68,740
2,030	General Motors Company	73,770
228	Toyota Motor Corp	29,725
		172,235
National Commercial Banks - 2.53%
1,030	Citigroup, Inc	69,525
690	JP Morgan Chase & Co.	75,879
4,100	Regions Financial Corporation	76,178
856	Washington Federal, Inc.	29,618
		251,200
Oil Royalty Traders - 0.76%
150	Texas Pacific Land Trust	75,813

Personal Credit Institutions - 0.29%
1,789	Santander Consumer USA Holding	29,161

Petroleum Refining - 0.62%
663	Valero Energy Corp.	61,507

Pharmaceutical Preparations - 3.46%
1,164	Abbvie, Inc.	110,173
1,268	Bristol-Myers Squibb Company	80,201
2,260	Pfizer, Inc.	80,207
4,265	Valeant Pharmaceuticals International, Inc. *	72,675
		343,256
Plastics, Materials, Synth Resins?Rubber, Cellulos (No Glass) - 0.71%
701	Celanese Corp.	70,247

Plastic Products, NEC - 1.38%
2,818	Newell Brands, Inc.	71,803
1,340	Tupperware Brands, Corp.	64,829

		136,632
Plastics, Materials, Synth Resins & Nonvulcan Elastomers - 0.72%
961	Trinseo S.A. Ordinary Shares	71,162

Poultry Slaughtering & Processing - 3.35%
4,122	Pilgrims Pride, Corp. *	101,443
1,287	Sanderson Farms, Inc.	153,179
1,055	Tyson Foods, Inc.	77,215
		331,837
Printed Circuit Boards - 0.73%
4,440	Flex, Ltd. *	72,505

Private Placement - 1.88%
203,638	Moneta Ventures Fund II *	186,801

Radio Telephone Communications - 1.45%
2,134	TELUS Corporation	75,032
2,488	Vodafone Group Plc. *	69,216
		144,248
Railroads, Line-Haul Operating - 0.82%
605	Union Pacific Corporation	81,330

Retail-Apparel & Accessories Stores - 0.92%
4,674	Hanesbrands, Inc.	91,621

Retail-Eating Places - 0.77%
486	McDonald's Corporation	76,001

Retail-Family Clothing Stores - 0.27%
872	Gap, Inc.	27,206

Retail-Variety Stores - 0.31%
341	Wal-Mart Stores, Inc.	30,339

Search, Detection, Navigation, Guidance, Aeroneutical Systems - 0.84%
240	Northrop Grumman Corporation	83,789

Security Brokers, Dealers & Flotation Companies - 0.78%
1,427	Morgan Stanley	77,001

Semiconductors & Related Devices - 2.90%
317	Broadcom Limited	74,701
1,041	Intel Corporation	54,215
1,227	Kyocera Corporation *	69,620
1,703	Micron Technology, Inc. *	88,795

		287,331
Services-Business Services, NEC - 1.54%
763	Fidelity National Information	73,477
968	Worldpay, Inc. *	79,608
		153,085
Services-Commercial, Physical & Biological Research - 1.28%
1,294	Quintiles IMS Holdings, Inc. *	126,954

Services-Computer Proccesing & Data Preparation - 0.82%
814	DXC Technology Company	81,831

Services-Computer Programming Services - 0.51%
629	Cognizant Technology Solutions	50,634

Services-Miscalleneous Amusement & Recreation - 0.76%
1,179	Cedar Fair LP	75,315

Services-Prepackaged Software - 0.29%
840	CA, Inc.	28,476

Ship & Boat Building & Repairing - 0.88%
340	Huntington Ingalls Industries, Inc.	87,638

State Commercial Banks - 1.77%
721	State Street Corporation	71,905
1,676	The Bank of Nova Scotia *	103,409
		175,314
Telephone Communicatins (No Radio Telephone) - 2.92%
1,708	BCE, Inc.	73,512
1,372	GCI Liberty, Inc. Class A *	72,524
3,008	Verizon Communications, Inc.	143,795
		289,831
Wholesale - Drugs Proprietaries & Druggists' Sundries - 1.41%
936	Herbalife Ltd. *	91,232
343	McKesson Corporation	48,318
		139,550
Wholesale - Electronic Parts & Equipment, NEC - 0.29%
372	Arrow Electronics, Inc. *	28,652

Wholesale-Groceries & Related Products - 1.64%
371	Domino's Pizza, Inc.	86651
1,265	Sysco Corp.	75,849
		162,500
Wholesale-Metals Service Centers & Offices - 0.27%
318	Reliance Steel & Aluminum Co.	27,265

Wholesale-Petroleum & Petroleum Products (No Bulk Stations) - 0.76%
1,265	Macquarie Infrastructure Corporation	46,717

TOTAL COMMON STOCK (Cost $9,950,577)- 92.54%		9,179,247

CORPORATE BONDS - 1.12%

Financials - Investment Management- 1.12%
16,963	Prospect Capital Corp.	111,108
TOTAL CORPORATE BONDS (Cost $112,834) - 1.12%		111,108

REAL ESTATE INVESTMENT TRUSTS - 3.46%
4,315	Chimera Investment Corporation	75,124
6,475	Retail Properties of America	75,498
1,294	Tanger Factory Outlet Centers	28,468
10,669	Two Harbors Investment Corp.	163,983
REAL ESTATE INVESTMENT TRUSTS (Cost $343,958) - 3.46%		343,073

MONEY MARKET FUND - 2.73%
271,024	Federated Institutional Prime Obligations Fund - Institutional Class 1.70% **	270,997
TOTAL MONEY MARKET FUND (Cost $271,024) - 2.73%		270,997

TOTAL INVESTMENTS (Cost $10,678,393) - 99.85%		$ 9,904,425

OTHER ASSETS LESS LIABILITIES - 0.15%		14,530

NET ASSETS - 100.00%		$ 9,918,955

* Represents non-income producing security during the period.
** Variable rate security; the money market rate shown represents the seven day yield at March 31,2018.
*** Level 2 Security. Security was being fair value priced at March 31, 2018.
**** Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $11,409,545 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
Gross Unrealized Appreciation $69,572
Gross Unrealized Depreciation (843,541)
Net Unrealized Depreciation ($773,969)
ADR - American Depositary Receipt
The accompanying notes are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS
AmericaFirst Quantitative Strategies Fund

At March 31, 2018, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $10,678,393 amounted to $773,969, which consisted of aggregate gross unrealized appreciation of $69,572 and aggregate gross unrealized depreciation of $843,541.

1. SECURITY TRANSACTIONS

2. SECURITY VALUATION

Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. The Funds may invest in portfolios of open-end or closed-end investment companies and exchange traded funds (the “underlying funds”). Open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies and exchange traded funds, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or exchange traded fund purchased by the Funds will not change.

In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at “fair value” as determined in good faith by the Funds’ Board of Trustees, pursuant to the procedures (the “Procedures”) approved by the Board. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the NYSE close (generally 4:00 pm eastern time).

Exchange Traded Funds (“ETF”) – The Funds may invest in exchange traded funds. ETFs are typically a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and typically represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Funds may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. There are risks of owning the underlying securities the ETFs are designed to track, and the lack of liquidity of an ETF may result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Each Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2017 for each Fund’s assets and liabilities measured at fair value:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 9,179,247	$0	$0	$ 9,179,247
Corporate Bonds	$0	111,108	$0	111,108
Real Estate Investment Trusts	$ 343,073	$0	$0	$ 343,073
Money Market Fund	$ 270,997	$0	$0	$ 270,997
Investments at Market	$ 9,522,320	$111,108	$0	$ 9,904,425

	AmericaFirst Seasonal Rotation Fund
	Schedule of Investments
	March 31, 2018

Shares/Par		Value

COMMON STOCK - 96.72%

Aircraft - 4.20%
14,947	Embraer S.A. ADR	$ 388,622

Cement, Hydraulic - 3.26%
45,560	CEMEX, S.A.B. de C.V. *	301,607

Chemicals & Allied Products - 3.45%
10,912	Huntsman Corp.	319,176

Electric Housewares & Fans - 3.81%
4,049	Helen of Troy Ltd. *	352,263

Engines & Turbines - 3.52%
2,009	Cummins, Inc.	325,638

Glass Containers - 3.80%
16,255	Owens-Illinois, Inc. *	352,083

Industrial Organic Chemicals - 3.60%
3,149	LyondellBasell Industries NV	332,786

Men's & Boys' Furnishings, Work Clothing & Allied Garments - 3.99%
3,300	Ralph Lauren Corp.	368,940

Operative Builders - 15.32%
7,696	D.R. Horton, Inc.	337,393
11,862	PulteGroup, Inc.	349,810
8,106	Toll Brothers, Inc. *	350,585
23,163	TRI Pointe Group, Inc. *	380,568
		1,418,356
Plastics, Materials, Synth Resin/Rubber, Cellulos (No Glass) - 3.78%
3,489	Celanese Corp. Class A	349,633

Plastics, Materials, Synth Resins & Nonvulcan Elastomers - 4.33%

3,799	Eastman Chemical Co.	401,098

Radio & TV Broadcasting & Communications Equipment - 3.64%
8,081	Loral Space & Communications, Inc. *	336,574

Semiconductors & Related Devices - 13.69%
7,842	Intel Corp.	408,411
16,347	Kulicke and Soffa Industries, Inc. *	408,839
8,630	Micron Technology, Inc. *	449,968
		1,267,218
Services-General Medical & Surgical Hospitals, Nec - 3.91%
3,729	HCA Holdings, Inc.	361,713

Special Industry Machinery, Nec - 4.32%
1,966	Lam Research Corp.	399,413

Steel Works, Blast Furnaces Rolling Mills (Coke Ovens) - 7.68%
5,628	Nucor Corp.	343,815
8,292	Steel Dynamics, Inc.	366,672
		710,487
Tire and Inner Tubes - 3.11%
10,844	The Goodyear Tire & Rubber Co.	288,234

Water Transportation - 7.33%
5,272	Carnival Corp.	345,738
2,826	Royal Caribbean Cruises Ltd.	332,733
		678,471

TOTAL COMMON STOCK (Cost $9,177,527) - 96.72%		8,952,312

MONEY MARKET FUND - 3.12%
288,951	Federated Institutional Prime Obligations Fund - Institutional Class 1.70% **	288,951
TOTAL MONEY MARKET FUND (Cost $288,998) - 3.12%		288,951

TOTAL INVESTMENTS (Cost $9,466,525) ** - 99.84%		$ 9,241,263

OTHER ASSETS LESS LIABILITIES - 0.16%		14,900

NET ASSETS - 100.00%		$ 9,256,163

* Variable rate security; the money market rate shown represents the seven day yield at March 31, 2018.
** Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $9,466,525 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
Gross Unrealized Appreciation $359,660

Gross Unrealized Depreciation ($584,922)
Net Unrealized Depreciation ($225,262)
The accompanying notes are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS

At March 31, 2018, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $9,466,525 amounted to $225,262, which consisted of aggregate gross unrealized appreciation of $359,660 and aggregate gross unrealized depreciation of $584,922.

1. SECURITY TRANSACTIONS

2. SECURITY VALUATION

Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. The Funds may invest in portfolios of open-end or closed-end investment companies and exchange traded funds (the “underlying funds”). Open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies and exchange traded funds, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or exchange traded fund purchased by the Funds will not change.

In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at “fair value” as determined in good faith by the Funds’ Board of Trustees, pursuant to the procedures (the “Procedures”) approved by the Board. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the NYSE close (generally 4:00 pm eastern time).

Exchange Traded Funds (“ETF”) – The Funds may invest in exchange traded funds. ETFs are typically a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and typically represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Funds may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. There are risks of owning the underlying securities the ETFs are designed to track, and the lack of liquidity of an ETF may result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Each Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2018 for each Fund’s assets and liabilities measured at fair value:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total

Common Stock	$0	$8,952,312	0	$8,952,312
Money Market Fund	288,951	$0	0	$288,951
Investments at Market	$ 288,951	$8,952,312	0	$ 9,241,263

	AmericaFirst Tactical Alpha Fund
	Schedule of Investments
	March 31, 2018

Shares		Value

COMMON STOCK - 74.53%

Accident & Health Insurance - 1.85%
6,023	CNO Financial Group, Inc.	130,518

Arrangement of Transportation of Freight & Cargo - 1.82%
2,429	Forward Air Corporation	128,397

Biological Products (No Diagnostic Substances) - 2.03%
838	Amgen, Inc.	142,862

Calculating & Accounting Machines (No Electronic Computers) - 1.82%
4,066	Ncr Corporation *	128,160

Computer & Office Equipment - 2.30%
9,235	Hewlett Packard Enterprise Company	161,982

Computer Communications Equipment - 2.03%
5,875	Juniper Networks, Inc.	142,939

Computer Staorage Devices - 2.01%
2,420	Seagate Technology Plc.	141,618

Electrical Work - 1.93%
1,746	EMCOR Group, Inc.	136,066

Fire, Marine & Casualty Insurance - 1.89%
1,408	Allstate Corp.	133,478

Food & Kindred Products - 3.82%
3,709	Campbell Soup Co	132,658
3,063	Conagra Brands, Inc.	136,788
		269,446
Hospital & Medical Service Plans - 2.00%
524	Humana, Inc.	140,867

Hotels & Motels - 1.96%
1,016	Marriot International, Inc.	138,156

Investment Advice - 1.92%
3,327	Legg Mason, Inc.	135,243

Life Insurance - 1.84%
1,252	Prudential Financial, Inc.	129,645

Malt Beverages - 1.72%
642	Boston Beer Company, Inc. *	121,370

Metal Cans - 1.76%
2,445	Crown Holdings *	124,084

Miscellaneous Chemical Products - 2.48%
15,332	Advanced Emissions Solutions Inc.	175,091

Motor Vehicle Parts & Accessories - 1.85%
3,346	Allison Transmission Holdings Inc.	130,695

Operative Builders - 5.45%
43	NVR, Inc. *	120,400
4,312	Pultegroup, Inc.	127,161
83,389	TRI Pointe Group, Inc. *	137,010
		384,571
Paperboard Containers & Boxes - 1.94%
8,903	Graphic Packaging Holding Company	136,661

Pharmaceutical Preparations - 2.03%
4,038	Pfizer Inc.	143,308

Plastic Products, NEC - 1.97%
2,469	Armstrong World Industries, Inc. *	139,005

Plastics, Materials, Synth Resins & Nonvulcan Elastomers - 3.94%
2,258	Sinopec Shanghai Petrochemical *	138,461
1,885	Trinseo S.A. Ordinary Shares	139,584
		278,045
Printed Circuit Boards - 2.20%
5,391	Jabil Inc.	154,884

Private Placement - 1.77%
135,758	Moneta Ventures Fund II *	124,533

Retail - Drug Stores And Proprietary Stores - 1.94%
1978	Express Scripts Holding Co. *	136,640

Retail - Eating Places - 1.99%
1,650	Yum! Brands, Inc.	140,465

Retail - Family Clothing Stores - 1.94%
1,010	Children's Place, Inc. *	136,603

Retail - Grocery Stores - 1.83%
5,400	The Kroger Co.	129,276

Services - Business Services, Nec - 2.21%
3,357	TriNet Group, Inc.Â *	155,496

Services - Help Supply Service - 2.19%
2,219	Insperity, Inc.	154,331

Services - Miscellaneous Amusement & Recreation - 1.96%
2,222	Six Flags Entertainment Corporation	138,342

Services - Photofinishing Laboratorie - 2.30%
1,994	Shutterfly, Inc. *	162,013

X-Ray Apparatus & Tubes & Related Irradiation Apparatu - 1.85%
3,012	Hologic, Inc.	130,274

TOTAL COMMON STOCK (Cost $5,278,356 ) - 74.53%		5,255,064

REAL ESTATE INVESTMENT TRUST - 1.95%
10,866	CIM Commercial Trust Corporation	$ 137,455

TOTAL REAL ESTATE INVESTMENT TRUST (Cost 134,444) - 1.95%		$ 137,455

EXCHANGE TRADED FUNDS - 22.35%
4,926	Direxion Daily 7-10 yrs Treasury Bill	203,247
38,691	PowerShares DB Base Metals Fund *	704,176
43,772	PowerShares DB Energy Fund *	668,398

TOTAL EXCHANGE TRADED FUNDS (Cost $1,581,221) -22.35%		$ 1,575,821

MONEY MARKET FUND -35.99%
2,538,114	Federated Institutional Prime Obligations Fund - Institutional Class 1.70% **	$ 2,537,860

TOTAL MONEY MARKET FUND (Cost $2,538,285) -35.99%		$ 2,537,860

TOTAL INVESTMENT (Cost $9,532,306) - 134.82%	$ 9,506,200

LIABILITIES IN EXCESS OF OTHER ASSETS - (34.82%)	(2,455,129)

NET ASSETS - 100.00%	$ 7,051,071

* Represents non-income producing security during the period.
** Variable rate security; the money market rate shown represents the seven day yield at March 31,2017.
*** Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $9,532,306 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
Gross Unrealized Appreciation $23,475
Gross Unrealized Depreciation ($49,580)
Net Unrealized Depreciation ($26,105)
ADR - American Depositary Receipt
ADS - American Depositary Share
The accompanying notes are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS

At March 31, 2018, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $9,532,306 amounted to $26,105, which consisted of aggregate gross unrealized appreciation of $23,475 and aggregate gross unrealized depreciation of $49,580.

1. SECURITY TRANSACTIONS

2. SECURITY VALUATION

Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. The Funds may invest in portfolios of open-end or closed-end investment companies and exchange traded funds (the “underlying funds”). Open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies and exchange traded funds, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or exchange traded fund purchased by the Funds will not change.

In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at “fair value” as determined in good faith by the Funds’ Board of Trustees, pursuant to the procedures (the “Procedures”) approved by the Board. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the NYSE close (generally 4:00 pm eastern time).

Exchange Traded Funds (“ETF”) – The Funds may invest in exchange traded funds. ETFs are typically a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and typically represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Funds may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. There are risks of owning the underlying securities the ETFs are designed to track, and the lack of liquidity of an ETF may result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Each Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2017 for each Fund’s assets and liabilities measured at fair value:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 5,255,064	$0	$0	$ 5,255,064
Real Estate Investment Trust	$ 137,455	$0	$0	$ 137,455
Exchange Traded Funds	$ 1,575,821	$0	$0	$ 1,575,821
Investments at Market	$ 2,537,860	$0	$0	$ 2,537,860
	$ 9,506,200	$ -	$ -	$ 9,506,200

	AmericaFirst Income Fund
	Schedule of Investments
	March 31, 2018

Shares/Par		Value

COMMON STOCK - 70.73%

Electric & Other Services Combined- 3.28%
8,906	CMS Energy Corp.	$ 403,353

Electric & Other Services - 6.71%
6,645	Edison International	423,021
8,974	The Southern Company	400,779
		823,800
Fire, Marine & Casualty Insurance - 3.95%
8,434	AXIS Capital Holdings Ltd.	485,545

Food & Kindred Products - 5.68%
11,998	B&G Foods, Inc.	284,352
11,202	Conagra Brands, Inc.	413,130
		697,482
Games, Toys & Children's Vehicles (No Dolls & Bicycles) - 3.21%
4,676	Hasbro, Inc.	394,187

Gas & Other Services Combined - 3.37%
6,470	Vectren Corp.	413,562

Grain Mill Products - 3.28%
6,201	Kellogg Co.	403,127

Insurance Agents Brokers & Services- 3.32%
3,463	Erie Indemnity Co.	407,387

Leather & Leather Products - 3.61%
8,439	Tapestry, Inc.	443,976

Natural Gas Transmission & Distribution - 2.89%
5,241	Southwest Gas Holdings, Inc.	354,449

Photographic Equipment & Supplies - 2.98%

10,050	Canon, Inc. *	366,323

Radio & TV Broadcasting & Communications Equipment- 3.61%
4,208	Motorola Solutions, Inc.	443,102

Retail-Eating Places - 3.05%
4,395	Darden Restaurants, Inc.	374,674

Retail-Miscellaneous Shopping Goods Stores - 3.32%
11,632	Dick's Sporting Goods, Inc.	407,702

Retail-Retail Stores, Nec - 2.96%
9,089	AmeriGas Partners, LP	363,287

Semiconductors & Related Devices - 2.91%
1,519	Broadcom, Inc.	357,952

Services-Miscellaneous Amustement & Recreation- 3.37%
6,487	Cedar Fair, LP	414,390

Services-Personal Services- 3.33%
16,108	H&R Block, Inc.	409,304

Telephone Communications (No Radio Telephone) - 2.87%
7,362	Verizon Communications, Inc.	352,051

Wholesale Groceries & Related Products - 3.03%
6,208	Sysco Corp.	372,232

TOTAL COMMON STOCK (Cost $8,891,979) - 70.73%		8,687,885

CORPORATE BONDS - 9.32%

Electric & Other Services Combined - 1.49%
177,145	RGS AEGCO Funding Corp., 9.810%, 12/7/2021	183,604

Life Insurance - 3.92%
500,000	Genworth Financial, Inc., 7.625%, 9/24/2021	481,250

Telecommunication Services- 3.91%
500,000	Frontier Communications Corp., 9.25%, 7/1/2021	480,000

TOTAL CORPORATE BONDS (Cost $1,153,154) - 9.32%		1,144,854

Exchange Traded Funds - 12.34%

47,107	MFS Charter Income Trust	382,509
79,992	MFS Government Markets Income Trust	370,363
99,268	MFS Intermediate Income Trust	390,123
25,333	UBS ETRACS 2xLvg Lng WF Busn Dev Co.	372,902

TOTAL EXCHANGE TRADED FUNDS (Cost $1,616,775) - 12.34%		1,515,897
.

REAL ESTATE INVESTMENT TRUSTS- 8.98%
2,357	AvalonBay Communities, Inc.	387,632
7,014	Ventas, Inc.	347,403
3,170	Federal Realty Investment Trust	368,069

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,264,270) - 8.98%		1,103,104

TOTAL INVESTMENTS (Cost $12,926,179) ** - 101.38%		$ 12,451,740

LIABILITIES IN EXCESS OF OTHER ASSETS - (1.38%)		(169,220)

NET ASSETS- 100.00%		$ 12,282,520

* Variable rate security; the money market rate shown represents the seven day yield at March 31, 2018.
** Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $12,926,178 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
Gross Unrealized Appreciation $360,202
Gross Unrealized Depreciation (834,404)
Net Unrealized Appreciation ($474,202)
ADR - American Depositary Receipt
The accompanying notes are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS

At March 31, 2018, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $12,926,178 amounted to $474,202, which consisted of aggregate gross unrealized appreciation of $360,202 and aggregate gross unrealized depreciation of $834,402.

1. SECURITY TRANSACTIONS

2. SECURITY VALUATION

Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. The Funds may invest in portfolios of open-end or closed-end investment companies and exchange traded funds (the “underlying funds”). Open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies and exchange traded funds, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or exchange traded fund purchased by the Funds will not change.

In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at “fair value” as determined in good faith by the Funds’ Board of Trustees, pursuant to the procedures (the “Procedures”) approved by the Board. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the NYSE close (generally 4:00 pm eastern time).

Exchange Traded Funds (“ETF”) – The Funds may invest in exchange traded funds. ETFs are typically a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and typically represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Funds may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. There are risks of owning the underlying securities the ETFs are designed to track, and the lack of liquidity of an ETF may result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Each Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2018 for each Fund’s assets and liabilities measured at fair value:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$8,687,885	$0	$0	$8,687,885
Corporate Bonds	$0	1,144,854	$0	$1,144,854
Exchange Traded Funds	$0	1,515,897	$0	1,515,897
Real Estate Investment Trusts	1,103,104	$0	$0	$1,103,104
Investments at Market	$9,790,989	$2,660,751	$0	$12,451,740

Item 2. Controls and Procedures.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AmericaFirst Quantitative Funds

By /s/ Rick Gonsalves

* Rick Gonsalves

Chief Executive Officer

Date:  May 30, 2018

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By     /s/ Rick Gonsalves

*

       Rick Gonsalves, Chief Executive Officer

Date  May 30, 2018